UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

811-10401
Investment Company Act file number:

Trust for Professional Managers
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Adam W. Smith
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414)765-6115
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2016

Date of reporting period:  September 30, 2016

Item 1. Schedule of Investments.

Marketfield Fund
Schedule of Investments
September 30, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 56.59%
Aerospace & Defense - 4.70%
BAE Systems PLC (a)	1,128,425	$7,664,023
Lockheed Martin Corp.	36,787	8,818,580
Northrop Grumman Corp.	42,402	9,071,908
Raytheon Co. (c)	87,992	11,978,351
		37,532,862
Auto Components - 1.03%
Continental AG (a)	39,291	8,260,383
Banks - 0.60%
Bank of Ireland (a)(b)	22,944,872	4,768,422
Building Products - 3.54%
Fortune Brands Home & Security, Inc.	166,967	9,700,783
Masco Corp. (c)	297,547	10,208,838
TOTO Ltd. (a)	223,686	8,371,267
		28,280,888
Capital Markets - 1.76%
CME Group, Inc. (c)	134,127	14,018,954
Chemicals - 2.98%
Potash Corp. of Saskatchewan, Inc. (a)(c)	309,379	5,049,065
Sociedad Quimica y Minera de Chile SA - ADR	379,722	10,214,522
The Sherwin-Williams Co.	30,874	8,541,601
		23,805,188
Electrical Equipment - 2.44%
Nidec Corp. (a)	126,145	11,521,670
Rockwell Automation, Inc.	64,708	7,916,377
		19,438,047
Electronic Equipment, Instruments & Components - 1.68%
Keyence Corp. (a)	18,531	13,424,262
Energy Equipment & Services - 0.99%
Schlumberger Ltd. (a)	100,330	7,889,951
Food & Staples Retailing - 1.88%
Costco Wholesale Corp. (c)	98,214	14,978,617
Health Care Equipment & Supplies - 1.69%
Intuitive Surgical, Inc. (b)	18,580	13,467,341
Hotels Restaurants & Leisure - 0.75%
Dalata Hotel Group PLC (a)(b)	1,306,066	6,015,424
Household Durables - 6.86%
DR Horton, Inc. (c)	591,564	17,865,233
Lennar Corp. - Class A (c)	249,793	10,576,235
PulteGroup, Inc. (c)	649,070	13,007,363
Sony Corp. - ADR (c)	289,903	9,627,679
Sony Corp. (a)	113,859	3,697,428
		54,773,938

Industrial Conglomerates - 6.84%
3M Co. (c)	100,080	17,637,098
General Electric Co.	238,343	7,059,720
Honeywell International, Inc. (c)	71,917	8,384,803
Siemens AG (a)	183,782	21,512,356
		54,593,977
Internet Software & Services - 1.44%
Facebook, Inc. - Class A (b)	89,617	11,495,173
Metals & Mining - 6.73%
AK Steel Holding Corp. (b)(c)	1,772,682	8,562,054
BHP Billiton Ltd. - ADR (c)	361,368	12,521,401
Silver Wheaton Corp. (a)(c)	561,896	15,188,049
Southern Copper Corp. (c)	303,556	7,983,523
Steel Dynamics, Inc. (c)	378,804	9,466,312
		53,721,339
Oil, Gas & Consumable Fuels - 0.92%
Range Resources Corp.	190,082	7,365,678
Real Estate Management & Development - 1.56%
Kennedy Wilson Europe Real Estate PLC (a)	354,459	4,612,672
The St. Joe Co. (b)(c)	427,167	7,851,329
		12,464,001
Road & Rail - 1.59%
Norfolk Southern Corp. (c)	130,338	12,650,606
Semiconductors & Semiconductor Equipment - 1.21%
Intel Corp. (c)	256,383	9,678,458
Software - 1.88%
Microsoft Corp. (c)	196,132	11,297,203
Splunk, Inc. (b)	63,378	3,719,021
		15,016,224
Specialty Retail - 3.52%
Industria de Diseno Textil SA (a)	384,182	14,241,910
Ross Stores, Inc. (c)	214,840	13,814,212
		28,056,122
TOTAL COMMON STOCKS (Cost $341,909,531)		451,695,855

EXCHANGE TRADED FUNDS - 31.31%
Deutsche X-trackers Harvest CSI 300 China A-Shares ETF	132,800	3,264,224
iShares MSCI Brazil Capped ETF	221,800	7,481,314
iShares MSCI Emerging Markets ETF	2,279,100	85,352,295
iShares MSCI Mexico Capped ETF (c)	718,835	34,849,121
iShares MSCI South Korea Capped ETF (c)	713,400	41,469,942
iShares MSCI Taiwan ETF (c)	1,432,300	22,487,110
iShares U.S. Home Construction ETF (c)	680,055	18,735,515
SPDR S&P Homebuilders ETF (c)	352,108	11,950,546
SPDR S&P Regional Banking ETF (c)	574,689	24,292,104
TOTAL EXCHANGE TRADED FUNDS (Cost $235,603,132)		249,882,171

REAL ESTATE INVESTMENT TRUSTS - 4.25%
Green REIT PLC (a)	3,621,597	5,919,437
Hibernia REIT PLC (a)	3,900,157	6,002,331
Merlin Properties Socimi SA (a)	1,189,842	14,081,247
Weyerhaeuser Co. (c)	248,257	7,929,329
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $27,285,464)		33,932,344

PURCHASED OPTIONS - 0.80%	Contracts
Put Options - 0.17%
iShares iBoxx $ Investment Grade Corporate Bond ETF
Expiration: December 2016, Exercise Price $122.00	10,000	1,350,000

Capped Options - 0.63%
Cap - US CPI Urban Consumers NAS (d)
	800,000,000	5,025,600
TOTAL PURCHASED OPTIONS (Cost $6,665,000)		6,375,600

SHORT-TERM INVESTMENTS - 4.57%	Shares
Money Market Fund - 4.57%
Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 0.249% (e)	36,465,479	36,465,479
TOTAL SHORT-TERM INVESTMENTS (Cost $36,465,479)		36,465,479

Total Investments (Cost $647,928,606) - 97.52%		778,351,449
Other Assets in Excess of Liabilities - 2.48%		19,783,987
TOTAL NET ASSETS - 100.00%		$798,135,436

(a)	Foreign issued security.
(b)	Non-income producing security.
(c)	All or a portion of this security is pledged as collateral for forwards, futures, securities sold short, swap contracts and written options with an aggregate fair value of $276,926,790.
(d)	See Schedule of Purchased Capped Options for details.
(e)	Seven day yield as of September 30, 2016.

Abbreviations:
ADR	American Depositary Receipt
AG	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e. owned by shareholders.
PLC	Public Limited Company is a publicly traded company which signifies that shareholders have limited liability.
SA	An abbreciation used by many countries to signify a sotck company whereby shareholders have limited liability.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc.
and Standard & Poor Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Marketfield Fund
Schedule of Securities Sold Short
September 30, 2016 (Unaudited)

	Shares	Value
COMMON STOCK
Banks
JPMorgan Chase & Co.	(161,529)	$(10,756,216)
Biotechnology
Alexion Pharmaceuticals, Inc. (a)	(45,574)	(5,584,638)
Celgene Corp.	(72,000)	(7,526,160)
Gilead Sciences, Inc.	(57,800)	(4,573,136)
Regeneron Pharmaceuticals, Inc.	(25,027)	(10,061,355)
		(27,745,289)
Capital Markets
Ameriprise Financial, Inc.	(30,700)	(3,062,939)
BlackRock, Inc.	(19,313)	(7,000,190)
Eaton Vance Corp.	(101,391)	(3,959,319)
Invesco Ltd. (a)	(103,900)	(3,248,953)
T. Rowe Price Group, Inc.	(32,217)	(2,142,430)
		(19,413,831)
Consumer Finance
Capital One Financial Corp.	(81,800)	(5,875,694)
Discover Financial Services	(61,500)	(3,477,825)
		(9,353,519)
Diversified Consumer Services
Sotheby's	(247,508)	(9,410,254)
Diversified Financial Services
Leucadia National Corp.	(173,800)	(3,309,152)
Media
CBS Corp. - Class B	(52,800)	(2,890,272)
The Walt Disney Co.	(94,500)	(8,775,270)
		(11,665,542)
Software
SS&C Technologies Holdings, Inc.	(227,400)	(7,310,910)
Technology Hardware, Storage & Peripherals
Apple, Inc.	(108,200)	(12,232,010)
TOTAL COMMON STOCK (Proceeds $113,170,535)		(111,196,723)

EXCHANGE TRADED FUNDS
Consumer Staples Select Sector SPDR Fund	(634,073)	(33,739,024)
Health Care Select Sector SPDR Fund	(442,700)	(31,923,097)
iShares U.S. Real Estate ETF	(405,956)	(32,736,292)
Utilities Select Sector SPDR Fund	(696,009)	(34,097,481)
TOTAL EXCHANGE TRADED FUNDS (Proceeds $129,827,377)		(132,495,894)

MASTER LIMITED PARTNERSHIPS
Capital Markets
KKR & Co. LP	(210,200)	(2,997,452)
The Blackstone Group LP	(275,024)	(7,021,363)
TOTAL MASTER LIMITED PARTNERSHIPS (Proceeds $13,762,989)		(10,018,815)

REAL ESTATE INVESTMENT TRUSTS
Apartment Investment & Management Co. - Class A	(111,028)	(5,097,295)
AvalonBay Communities, Inc.	(39,814)	(7,080,522)
Boston Properties, Inc.	(31,600)	(4,306,764)
Equity Residential	(105,578)	(6,791,833)
Essex Property Trust, Inc.	(16,100)	(3,585,470)
SL Green Realty Corp.	(107,290)	(11,598,049)
The Macerich Co.	(57,942)	(4,685,769)
Vornado Realty Trust	(41,700)	(4,220,457)
TOTAL REAL ESTATE INVESTMENT TRUSTS (Proceeds $ 45,106,907)		(47,366,159)
Total Securities Sold Short (Proceeds $301,867,808)		$(301,077,591)

(a) Foreign issued security.

Marketfield Fund
Schedule of Purchased Capped Options
September 30, 2016 (Unaudited)

								Unrealized
	Counterparty		Floating		Notional	Upfront Premiums		Appreciation/
Description	(Issuer)	Strike Price	Rate	Expiration Date	Amount	Paid/(Received)	Fair Value	(Depreciation)
Cap - US CPI Urban Consumers NAS	Morgan Stanley Captial Services	2.00%	Max of Inflation adjustment ((1+2.00)2) or $0	9/6/2018	$800,000,000	$ 4,400,000	$ 5,025,600	$ 625,600
								$ 625,600

Marketfield Fund
Schedule of Options Written
September 30, 2016 (Unaudited)

	Contracts	Value
CALL OPTIONS
iShares iBoxx $ Investment Grade Corporate Bond ETF
Expiration: December 2016, Exercise Price $124	(10,000)	$(700,000)
TOTAL CALL OPTIONS		(700,000)

PUT OPTIONS
iShares iBoxx $ Investment Grade Corporate Bond ETF
Expiration: December 2016, Exercise Price $116	(10,000)	(325,000)
TOTAL PUT OPTIONS		(325,000)
Total Options Written (Premiums Received $989,978)		$(1,025,000)

Marketfield Fund
Schedule of Open Futures Contracts
September 30, 2016 (Unaudited)

Description	Number of Contracts Purchased	Notional Value	Settlement Month	Unrealized Appreciation/ (Depreciation)
SGX FTSE CHINA A50 Index Future	1,082	$10,352,035	Oct-16	$(145,877)
Total Futures Contracts Purchased		$10,352,035		$(145,877)

Marketfield Fund
Schedule of Open Forward Foreign Currency Contracts
September 30, 2016 (Unaudited)

Sale Contracts:
		Forward	Currency	U.S. $	Currency	U.S. $	Unrealized
	Notional	Expiration	to be	Value at	to be	Value on	Appreciation/
Counterparty of contract	Amount	Date	Received	September 30, 2016	Delivered	Origination Date	(Depreciation)
Citibank N.A.	(4,135,649,296)	12/2/2016	U.S. Dollar	(40,892,290)	Japanese Yen	(40,175,338)	(716,952)
TOTAL SALES CONTRACTS							$(716,952)

Marketfield Fund
Schedule of Total Return Swaps
September 30, 2016 (Unaudited)
		Pay/Receive					Unrealized
		Total Return on		Termination	Notional	Number	Appreciation/
Counterparty	Reference Entity	Reference Entity	Financing Rate	Date	Amount	of Units	(Depreciation)
Bank of America Merrill Lynch	Zhengzhou Yutong Bus Co., Ltd.	Pay	0.288%-0.624%	11/21/2016	10,915,374	3,327,724	$ 90,562
Total net unrealized appreciation (depreciation) on total return swaps							$ 90,562

Marketfield Fund
Schedule of Credit Default Swaps
September 30, 2016 (Unaudited)
U.S. $
Buy Protection				U.S. $	U.S. $	Unrealized
		Expiration	Interest Rate	Notional	Premium	Appreciation/
Counterparty	Reference Entity	Date	Received (Paid)	Amount	Paid/(Received)	(Depreciation)
Citibank N.A.	Republic of South Africa	06/20/2019	(1.000%)	$ 236,925,956	$ 6,952,181	$ (4,062,472)
5.50%, 03/09/2020
Citibank N.A.	Republic of South Africa	06/20/2019	(1.000%)	$ 4,497,068	$ 235,343	$ (180,494)
5.50%, 03/09/2020
Total Buy Protection				$ 241,423,024	$ 7,187,524	$ (4,242,966)

The cost basis of investments for federal income tax purposes at September 30, 2016 was as follows*:

Cost of investments	$647,928,606
Gross unrealized appreciation on swaps	90,562
Gross unrealized appreciation on investments	136,764,836
Gross unrealized appreciation on short positions	8,098,774
Gross unrealized appreciation on options	840,588
Gross unrealized depreciation on futures	(145,877)
Gross unrealized depreciation on forwards	(716,952)
Gross unrealized depreciation on swaps	(4,242,966)
Gross unrealized depreciation on investments	(6,052,593)
Gross unrealized depreciation on short positions	(7,308,557)
Gross unrealized depreciation on options	(1,165,010)
Net unrealized appreciation	$126,162,805

*Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fical year. For the previous year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of these schedules of investments. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Investment Valuation
Each security owned by the Fund that is listed on a securities exchange including options and futures contracts, is valued at its last sale price on that exchange on the date as of which assets are valued. Swap agreements, such as credit default swaps, interest rate swaps and currency swaps, are priced by an approved independent pricing service. Debt securities are valued at the mean between the bid and ask prices provided by an approved independent pricing service. Forward currency contracts are valued at the mean between the bid and asked prices by an approved pricing service. Commodities futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading. When the security is listed on more than one exchange, the Fund will use the price of the exchange that the
Fund generally considers to be the principal exchange on which the stock is traded.

If the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the security is traded. Portfolio securities listed on the NASDAQ Stock
Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent bid and asked prices on such day or the security shall be valued at the latest sales price on the
“composite market” for the day such security is being valued and will generally be classified as Level 2. The composite market is defined as a consolidation of the trade information provided by national securities and foreign exchanges and over-
the-counter markets as published by a Pricing Service.

If market quotations are not readily available, a security or other asset will be valued at its fair value as determined under fair value pricing procedures approved by the Board of Trustees. These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair market value. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced. The Board of Trustees will regularly evaluate whether the Fund’s fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through the application of such procedures by the Trust’s valuation committee.

Debt securities, including short-term instruments having a maturity of 60 days or less, are valued at the mean in accordance with prices supported by a Pricing Service. Pricing Services may use valuation methodologies such as the mean between the bid and ask prices, matrix pricing method or other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a Pricing Service, the most recent quotation obtained from one or more broker-dealers know to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer. Quotations will be valued at the mean between the bid and the offer. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. Fixed income securities purchased on a delayed-delivery basis are typically marked to market daily until settlement at the forward settlement date. Any discount or premium is accreted or amortized on a straight-line basis until maturity.

Money market funds, demand notes and repurchase agreements are valued at cost. If cost does not represent current market value the securities will be priced at fair value.

Exchange-traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”).
NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Specifically, composite pricing looks at the last trades on the exchanges where the options are traded. If there are no trades for the option on a given business day, composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded and will generally be classified as Level 2. Over-the-counter option contracts on securities, currencies and other financial instruments with less than 180 days remaining until their expiration shall be valued at the evaluated price provided by the broker-dealer with which the option was traded. Option contracts on securities, currencies and other financial instruments traded in the OTC market with 180 days or more remaining until their expiration shall be valued at the prices provided by a recognized independent broker-dealer. Futures contracts are valued at the last settlement price at the closing of trading on the relevant exchange or board of trade. If there was no sale on the applicable exchange or board of trade on such day, they are valued at the average of the quoted bid and ask prices as of the close of such exchange of board of trade.

Swap agreements are generally traded over the counter and are valued by a Pricing Service using observable inputs. If a price provided by a Pricing Service differs from the price provided by an independent dealer by 10% or more or the Adviser otherwise believes that the price provided by the Pricing Service is inaccurately stated, the Adviser shall price the swap using the average of two prices obtained by independent dealers. In the event the Adviser determines the price of a swap in this manner does not represent market value, the fair value of the subject swap shall be determined in accordance with the
Trust’s fair value procedures.

Redeemable securities issued by open-end, registered investment companies are valued at the NAVs of such companies for purchase and/or redemption orders placed on that day. All exchange-traded funds are valued at the last reported sale price on the exchange on which the security is principally traded.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification, “Fair Value Measurements and Disclosures” Topic 820
(“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of September 30, 2016:

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(1)	$451,695,855	$-	$-	$451,695,855
Exchange-Traded Funds	249,882,171	-	-	249,882,171
Purchased Options	1,350,000	-	-	1,350,000
Purchased Capped Options	-	5,025,600	-	5,025,600
Real Estate Investment Trusts	33,932,344	-	-	33,932,344
Short-Term Investments	36,465,479	-	-	36,465,479
Total Assets	$773,325,849	$5,025,600	$-	$778,351,449

Liabilities:
Securities Sold Short
Common Stock	$(111,196,723)	$-	$-	$(111,196,723)
Exchange-Traded Funds	(132,495,894)	-	-	(132,495,894)
Master Limited Partnerships	(10,018,815)	-	-	(10,018,815)
Real Estate Investment Trusts	(47,366,159)	-	-	(47,366,159)
Total Securities Sold Short	(301,077,591)	-	-	(301,077,591)
Written Options	(700,000)	(325,000)	-	(1,025,000)
Total Liabilities	$(301,777,591)	$(325,000)	$-	$(302,102,591)

Other Financial Instruments(2)
Forwards	$-	$(716,952)	$-	$(716,952)
Futures	(145,877)	-	-	(145,877)
Swaps	-	(4,152,404)	-	(4,152,404)
Total Other Financial Instruments	$(145,877)	$(4,869,356)	$-	$(5,015,233)

(1) See the Schedule of Investments for industry classifications.
(2) Reflected at the net unrealized depreciation on the contracts held.
(3) The Fund measures Level 3 security as of the end of each financial reporting period. For the period ended September 30, 2016, the Fund did not have unobservable inputs (Level 3 securities) used in determining fair value. Therefore, a reconciliation of assets and liabilities in which significant inputs (Level 3 securities) were used in determining fair value is not applicable.

The Fund did not invest in any Level 3 securities during the period ended September 30, 2016. It is the Fund’s policy to record transfers between levels at the end of the reporting period.

Disclosures about Derivative Instruments and Hedging Activities

GAAP requires enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

The Fund invested in derivative instruments such as purchased options, written options, forward currency contracts, swap contacts and futures contracts during the period.

The fair value of derivative instruments as reported within this Schedule of Investments as of September 30, 2016 was as follows:

Derivatives not accounted for as hedging instruments	Asset Derivatives	Value	Liability Derivatives	Value
Equity Contracts - Options	Investments, at value	$6,375,600	Written options, at value	$1,025,000
Equity Contracts - Futures	Net assets- Unrealized appreciation*	-	Net assets- Unrealized depreciation*	145,877
Equity Contracts - Swaps	Unrealized appreciation on swap contracts	90,562	Unrealized depreciation on swap contracts	-
Foreign Exchange Contracts - Forward Foreign Currency Contracts	Unrealized appreciation on forward foreign currency contracts	-	Unrealized depreciation on forward foreign currency contracts	716,952
Credit Contracts - Swaps	Unrealized appreciation on swap contracts	-	Unrealized depreciation on open swap contracts	4,242,966

Total		$6,466,162		$6,130,795

*Reflects cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of Open Futures Contracts.

The fair value of derivative instruments as reported within this Schedule of Investments as of September 30, 2016 was as follows:

	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Purchased Options	Written Options	Futures Contracts	Swap Contracts	Forward Currency Contracts	Total
Forward Foreign Exchange Contracts	$-	$-	$-	$-	$(20,039,200)	$(20,039,200)
Equity Contracts	(6,022,900)	5,277,708	(3,452,042)	529,203	-	(3,668,031)
Interest Rate Contracts	-	-	(8,377,537)	-	-	(8,377,537)
Credit Contracts	-	-	-	(3,717,691)	-	(3,717,691)
Total	$(6,022,900)	$5,277,708	$(11,829,579)	$(3,188,488)	$(20,039,200)	$(35,802,459)

	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Purchased Options	Written Options	Futures Contracts	Swap Contracts	Forward Currency Contracts	Total
Forward Foreign Exchange Contracts	$-	$-	$-	$-	$5,439,867	$5,439,867
Equity Contracts	7,053,932	(1,135,022)	630,291	(891,223)	-	5,657,978
Credit Contracts	-	-	-	(10,094,274)	-	(10,094,274)
Total	$7,053,932	$(1,135,022)	$630,291	$(10,985,497)	$5,439,867	$1,003,571

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)          Trust for Professional Managers

By (Signature and Title)  /s/ John Buckel
John Buckel,  President

Date  November 15, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John Buckel
John Buckel, President

Date  November 15, 2016

By (Signature and Title)* /s/ Jennifer Lima
  Jennifer Lima, Treasurer

Date  November 15, 2016

* Print the name and title of each signing officer under his or her signature.